Non-current assets of disposal groups classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Non-current asset held for sale and discontinued operations [Abstract]
Disclosure Of Detailed Information About Of Non current Assets Held For Sale And Discontinued Operations [Text Block]
Assets held for sale are detailed as follows:

Non-current assets of disposal groups classified as held for sale	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Land	1,428,465	1,848,903
Constructions	341,197	420,487
Machinery	20,135	13,330
Vines in formation (plantations)	226,240	-
Total	2,016,037	2,282,720